CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Products	$ 102,279	$ 101,990	$ 118,561
Services	43,292	37,769	33,018
Total revenues	145,571	139,759	151,579
Cost of revenues:
Products	46,935	47,227	54,349
Services	10,295	9,744	8,243
Total cost of revenues	57,230	56,971	62,592
Gross profit	88,341	82,788	88,987
Operating expenses:
Research and development, net	29,139	27,996	32,275
Selling and marketing	45,084	43,360	45,534
General and administrative	6,364	8,726	7,677
Total operating expenses	80,587	80,082	85,486
Operating income	7,754	2,706	3,501
Financial income (expenses), net	(160)	442	(196)
Income before taxes on income	7,594	3,148	3,305
Income tax benefit (expense), net	8,644	(2,782)	(3,391)
Net income (loss)	$ 16,238	$ 366	$ (86)
Earnings (loss) per share
Basic (in dollars per share)	$ 0.46	$ 0.01	$ (0.00)
Diluted (in dollars per share)	$ 0.45	$ 0.01	$ (0.00)
Weighted average number of shares used in computations of earnings (loss) per share:
Basic (in shares)	35,173,562	40,178,292	42,285,919
Diluted (in shares)	35,778,854	40,564,945	42,285,919